LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 4,639,674	¥ 1,230,756
Outstanding loans (net of debt issuance costs)	19,592,853	11,489,380
Debt issuance costs	197,119	¥ 226,085
Credit facilities
Loans and Borrowings
Total working capital and project financing credit facilities	31,433,242
Unused amount	7,362,664
Loan drew down	24,070,578
Outstanding loans (net of debt issuance costs)	4,297,406
Outstanding loans (net of debt issuance costs)	19,592,853
Credit facilities | Short-term borrowing
Loans and Borrowings
Debt issuance costs	39,926
Credit facilities | Long-term borrowing
Loans and Borrowings
Debt issuance costs	¥ 140,393
Minimum
Loans and Borrowings
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	1 year
Maximum
Loans and Borrowings
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	15 years